                      MERRILL LYNCH LIFE INSURANCE COMPANY

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
                       SUPPLEMENT DATED SEPTEMBER 29, 2006
                                     TO THE
                                PROSPECTUSES FOR
                          MERRILL LYNCH RETIREMENT PLUS
                               (DATED MAY 1, 2006)
                         MERRILL LYNCH RETIREMENT POWER
                               (DATED MAY 1, 2006)
                       MERRILL LYNCH RETIREMENT OPTIMIZER
                               (DATED MAY 1, 2004)

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
                       SUPPLEMENT DATED SEPTEMBER 29, 2006
                                     TO THE
                                 PROSPECTUS FOR
                          MERRILL LYNCH RETIREMENT PLUS
                               (DATED MAY 1, 2006)

              MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                       SUPPLEMENT DATED SEPTEMBER 29, 2006
                                     TO THE
                                 PROSPECTUS FOR
                                 PORTFOLIO PLUS
                               (DATED MAY 1, 2002)

                      ML LIFE INSURANCE COMPANY OF NEW YORK

               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
                       SUPPLEMENT DATED SEPTEMBER 29, 2006
                                     TO THE
                                PROSPECTUSES FOR
                          MERRILL LYNCH RETIREMENT PLUS
                               (DATED MAY 1, 2006)
                         MERRILL LYNCH RETIREMENT POWER
                               (DATED MAY 1, 2004)
                       MERRILL LYNCH RETIREMENT OPTIMIZER
                               (DATED MAY 1, 2004)

               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B
                       SUPPLEMENT DATED SEPTEMBER 29, 2006
                                     TO THE
                                 PROSPECTUS FOR
                          MERRILL LYNCH RETIREMENT PLUS
                               (DATED MAY 1, 2006)

                ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT
                       SUPPLEMENT DATED SEPTEMBER 29, 2006
                                     TO THE
                                 PROSPECTUS FOR
                                 PORTFOLIO PLUS
                               (DATED MAY 1, 1993)

This supplement describes a change to the investment adviser, the addition of sub-advisers, and a change to the names of certain funds available under the contracts listed above (the "Contracts") issued by Merrill Lynch Life Insurance Company or ML Life Insurance Company of New York. Please retain this supplement with your Prospectus for future reference.

Effective on October 2, 2006, the names of the funds listed below will change. In addition, the investment adviser for the funds listed below is changed from Merrill Lynch Investment Managers, L.P. d/b/a Mercury Advisors to BlackRock Advisors, LLC. Accordingly, in general, references to "Mercury" and "Mercury Advisors" in the Prospectus and Statement of Additional Information are references to "BlackRock" and "BlackRock Advisors, LLC," respectively. In


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
addition, each fund listed below is sub-advised by one or more of the BlackRock affiliates listed below. The investment objectives of these funds remain unchanged.

               PREVIOUS NAME                                 NEW NAME                            INVESTMENT
                                                                                          ADVISER(S)/SUBADVISER(s)
--------------------------------------------------------------------------------------------------------------------
FAM VARIABLE SERIES FUNDS, INC.              BLACKROCK VARIABLE SERIES FUNDS, INC.

    Mercury American Balanced V.I. Fund          BlackRock Balanced Capital V.I. Fund  BlackRock Advisors, LLC/
                                                                                       BlackRock Financial
                                                                                       Management, Inc. and
                                                                                       BlackRock Investment
                                                                                       Management, LLC

    Mercury Basic Value V.I. Fund                BlackRock Basic Value V.I. Fund       BlackRock Advisors, LLC/
                                                                                       BlackRock Investment
                                                                                       Management, LLC

    Mercury Core Bond V.I. Fund                  BlackRock Bond V.I. Fund              BlackRock Advisors, LLC/
                                                                                       BlackRock Financial
                                                                                       Management, Inc.

    Mercury Domestic Money Market V.I. Fund      BlackRock Money Market V.I. Fund      BlackRock Advisors, LLC/
                                                                                       BlackRock Institutional
                                                                                       Management Corporation

    Mercury Fundamental Growth V.I. Fund         BlackRock Fundamental Growth V.I.     BlackRock Advisors, LLC/
                                                 Fund                                  BlackRock Investment
                                                                                       Management, LLC

    Mercury Global Allocation V.I. Fund          BlackRock Global Allocation V.I.      BlackRock Advisors, LLC/
                                                 Fund                                  BlackRock Investment
                                                                                       Management, LLC and BlackRock
                                                                                       Asset Management U.K. Limited

    Mercury Global Growth V.I. Fund              BlackRock Global Growth V.I. Fund     BlackRock Advisors, LLC/
                                                                                       BlackRock Investment
                                                                                       Management, LLC

    Mercury Government Bond V.I. Fund            BlackRock Government Income V.I.      BlackRock Advisors, LLC/
                                                 Fund                                  BlackRock Financial
                                                                                       Management, Inc.

    Mercury High Current Income V.I. Fund        BlackRock High Income V.I. Fund       BlackRock Advisors, LLC/
                                                                                       BlackRock Financial
                                                                                       Management, Inc.

    Mercury Index 500 V.I. Fund                  BlackRock S&P 500 Index V.I. Fund     BlackRock Advisors, LLC/
                                                                                       BlackRock Investment
                                                                                       Management, LLC



                                                               Code: 101759-0906

               PREVIOUS NAME                                 NEW NAME                            INVESTMENT
                                                                                          ADVISER(S)/SUBADVISER(s)
--------------------------------------------------------------------------------------------------------------------
    Mercury International Value V.I. Fund        BlackRock International Value V.I.    BlackRock Advisors, LLC/
                                                 Fund                                  BlackRock Investment
                                                                                       Management, International
                                                                                       Limited

    Mercury Large Cap Core V.I. Fund             BlackRock Large Cap Core V.I. Fund    BlackRock Advisors, LLC/
                                                                                       BlackRock Investment
                                                                                       Management, LLC

    Mercury Large Cap Growth V.I. Fund           BlackRock Large Cap Growth V.I.       BlackRock Advisors, LLC/
                                                 Fund                                  BlackRock Investment
                                                                                       Management, LLC

    Mercury Large Cap Value V.I. Fund            BlackRock Large Cap Value V.I. Fund   BlackRock Advisors, LLC/
                                                                                       BlackRock Investment
                                                                                       Management, LLC

    Mercury Value Opportunities V.I. Fund        BlackRock Value Opportunities V.I.    BlackRock Advisors, LLC/
                                                 Fund                                  BlackRock Investment
                                                                                       Management, LLC

    Mercury Utilities and                        BlackRock Utilities and               BlackRock Advisors, LLC/
    Telecommunications V.I. Fund                 Telecommunications V.I. Fund          BlackRock Investment
                                                                                       Management, LLC

Note:  All the funds listed above may NOT be available under your Contract.

Merrill Lynch owns approximately 49% of BlackRock, Inc., whose affiliate companies (collectively, "BlackRock") manage BlackRock mutual funds and other asset management products and services. Because BlackRock is an affiliate of Merrill Lynch, management and employees of BlackRock may be provided a level of access to Merrill Lynch and related information that is not available to affiliates of funds sponsored, managed, or distributed by other asset management companies. Such access and information may include, but are not limited to: the ability to meet with Merrill Lynch Financial Advisors with greater frequency; participation in or access to Merrill Lynch management and Financial Advisor strategy and sales meetings, educational and recreational events, and communications media; and featured placement in Merrill Lynch internal and external websites, workstations and other marketing and sales tools, strategies, and materials.

Merrill Lynch may receive more economic benefits with respect to funds sponsored, managed and/or distributed by companies such as BlackRock in which Merrill Lynch has an economic interest as those companies receive compensation for providing investment advisory, administrative, transfer agency, distribution or other services to such funds.

                                      * * *



                                                               Code: 101759-0906

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 for Contracts issued by Merrill Lynch Life Insurance Company or (800) 333-6524 for Contracts issued by ML Life Insurance Company of New York, or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.




                                                               Code: 101759-0906